Other Non-current Assets	12 Months Ended
Dec. 31, 2020
Other Non-current Assets
Other Non-current Assets

11. Other Non‑current Assets

Other non‑current assets consist of the following:

	As of December 31,
	2019	2020
Long-term deposits	121,007	149,235
Prepayments for purchase of property, plant and equipment	11,754	126,006
Prepayment for purchase of land use rights	175,582	—
Others	3,590	45,943
Total	311,933	321,184